Basis of preparation and material accounting policies - Narrative (Details) - Retail Overdrafts And Credit Cards	12 Months Ended
Dec. 31, 2024
Minimum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss measurement period	2 years
Maximum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss measurement period	6 years